Financial information by segment (Tables)	6 Months Ended
Jun. 30, 2022
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the six-month periods ended June 30, 2022 and 2021:

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Geography	2022	2021	2022	2021
North America	199,271	178,801	161,180	134,861
South America	78,331	78,351	58,843	60,222
EMEA	277,682	354,023	182,282	209,151
Total	555,284	611,175	402,305	404,234

	Revenue		Adjusted EBITDA
	For the six-month period ended June 30,		For the six-month period ended June 30,
	($ in thousands)
Business sector	2022	2021	2022	2021
Renewable energy	420,335	471,624	296,830	295,030
Efficient natural gas & heat	53,419	58,505	44,014	47,221
Transmission lines	54,853	53,589	43,178	42,521
Water	26,677	27,457	18,283	19,462
Total	555,284	611,175	402,305	404,234

The reconciliation of segment Adjusted EBITDA with the profit/(loss) attributable to the Company is as follows:

	For the six-month period ended June 30, ($ in thousands)
	2022	2021
Profit/(loss) attributable to the Company	4,070	(6,829)
Profit attributable to non-controlling interests	6,728	11,315
Income tax	6,050	33,128
Financial expense, net	155,779	172,807
Depreciation, amortization, and impairment charges	217,809	188,876
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	11,869	4,937
Total segment Adjusted EBITDA	402,305	404,234

Assets and liabilities by geography
b)	The assets and liabilities by operating segments (and business sector) as of June 30, 2022 and December 31, 2021 are as follows:

Assets and liabilities by geography as of June 30, 2022:

	North America	South America	EMEA	Balance as of June 30, 2022
	($ in thousands)
Assets allocated
Contracted concessional assets	3,287,156	1,258,308	3,099,488	7,644,952
Investments carried under the equity method	233,452	-	42,120	275,572
Current financial investments	119,396	28,682	40,726	188,804
Cash and cash equivalents (project companies)	182,998	86,282	274,169	543,449
Subtotal allocated	3,823,002	1,373,272	3,456,503	8,652,777
Unallocated assets
Other non-current assets				271,634
Other current assets (including cash and cash equivalents at holding company level)				446,653
Subtotal unallocated				718,287
Total assets				9,371,064

	North America	South America	EMEA	Balance as of June 30, 2022
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,767,480	856,228	2,111,792	4,735,500
Grants and other liabilities	1,032,994	16,077	203,278	1,252,349
Subtotal allocated	2,800,474	872,305	2,315,070	5,987,849
Unallocated liabilities
Long-term and short-term corporate debt				1,000,091
Other non-current liabilities				390,143
Other current liabilities				196,150
Subtotal unallocated				1,586,384
Total liabilities				7,574,233
Equity unallocated				1,796,831
Total liabilities and equity unallocated				3,383,215
Total liabilities and equity				9,371,064

Assets and liabilities by geography as of December 31, 2021:

	North America	South America	EMEA	Balance as of December 31, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	3,355,669	1,231,276	3,434,623	8,021,568
Investments carried under the equity method	253,221	-	41,360	294,581
Current financial investments	135,224	28,155	44,000	207,379
Cash and cash equivalents (project companies)	171,744	74,149	287,655	533,548
Subtotal allocated	3,915,858	1,333,580	3,807,638	9,057,076
Unallocated assets
Other non-current assets				268,876
Other current assets (including cash and cash equivalents at holding company level)				425,978
Subtotal unallocated				694,854
Total assets				9,751,930

	North America	South America	EMEA	Balance as of December 31, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,792,739	887,497	2,355,957	5,036,193
Grants and other liabilities	1,051,679	14,445	197,620	1,263,744
Subtotal allocated	2,844,418	901,942	2,553,577	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt				1,023,071
Other non-current liabilities				532,312
Other current liabilities				148,005
Subtotal unallocated				1,703,388
Total liabilities				8,003,325
Equity unallocated				1,748,605
Total liabilities and equity unallocated				3,451,993
Total liabilities and equity				9,751,930

Assets and liabilities by business sector
Assets and liabilities by business sector as of June 30, 2022:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of June 30, 2022
	($ in thousands)
Assets allocated
Contracted concessional assets	6,163,513	507,776	818,768	154,895	7,644,952
Investments carried under the equity method	221,332	14,395	-	39,845	275,572
Current financial investments	8,622	112,886	28,506	38,790	188,804
Cash and cash equivalents (project companies)	416,482	47,858	54,249	24,860	543,449
Subtotal allocated	6,809,949	682,915	901,523	258,390	8,652,777
Unallocated assets
Other non-current assets					271,634
Other current assets (including cash and cash equivalents at holding company level)					446,653
Subtotal unallocated					718,287
Total assets					9,371,064

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of June 30, 2022
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,593,887	462,228	592,657	86,728	4,735,500
Grants and other liabilities	1,211,134	32,762	6,200	2,253	1,252,349
Subtotal allocated	4,805,021	494,990	598,857	88,981	5,987,849
Unallocated liabilities
Long-term and short-term corporate debt					1,000,091
Other non-current liabilities					390,143
Other current liabilities					196,150
Subtotal unallocated					1,586,384
Total liabilities					7,574,233
Equity unallocated					1,796,831
Total liabilities and equity unallocated					3,383,215
Total liabilities and equity					9,371,064

Assets and liabilities by business sector as of December 31, 2021:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2021
	($ in thousands)
Assets allocated
Contracted concessional assets	6,533,408	517,247	805,987	164,926	8,021,568
Investments carried under the equity method	240,302	15,358	-	38,921	294,581
Current financial investments	10,761	128,461	27,813	40,344	207,379
Cash and cash equivalents (project companies)	442,213	25,392	44,574	21,369	533,548
Subtotal allocated	7,226,684	686,458	878,374	265,560	9,057,076
Unallocated assets
Other non-current assets					268,876
Other current assets (including cash and cash equivalents at holding company level)					425,978
Subtotal unallocated					694,854
Total assets					9,751,930

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of December 31, 2021
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,857,313	478,724	602,278	97,878	5,036,193
Grants and other liabilities	1,244,346	11,212	5,795	2,391	1,263,744
Subtotal allocated	5,101,659	489,936	608,073	100,269	6,299,937
Unallocated liabilities
Long-term and short-term corporate debt					1,023,071
Other non-current liabilities					532,312
Other current liabilities					148,005
Subtotal unallocated					1,703,388
Total liabilities					8,003,325
Equity unallocated					1,748,605
Total liabilities and equity unallocated					3,451,993
Total liabilities and equity					9,751,930

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the six-month periods ended June 30, 2022 and 2021 are as follows:

	For the six-month period ended June 30,
Depreciation, amortization and impairment by geography	2022	2021
	($ in thousands)
North America	(79,207)	(45,285)
South America	(30,150)	(28,190)
EMEA	(108,452)	(115,401)
Total	(217,809)	(188,876)

	For the six-month period ended June 30,
Depreciation, amortization and impairment by business sectors	2022	2021
	($ in thousands)
Renewable energy	(188,524)	(193,407)
Efficient natural gas & heat	(11,257)	19,113
Transmission lines	(16,794)	(15,565)
Water	(1,234)	983
Total	(217,809)	(188,876)